Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 12 – INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Concession right on forest land	$8,007,893	$7,671,969
Less: Accumulated amortization	(233,414)	(17,202)
Impairment of intangible assets	(496,448)	-
Intangible assets, net	$7,278,031	$7,654,767

Amortization expense was $209,630, $17,190 and $263 for the years ended December 31, 2025, 2024 and 2023, respectively.

During the impairment test performed in the fourth quarter of fiscal 2025, the Company determined that the carrying value of concession right on forest land exceeded fair value based on the valuation performed by third party valuation firm. Impairment loss of $483,018 was recorded for the year ended December 31, 2025. No impairment loss was recorded for the years ended December 31, 2024 and 2023.

Estimated future amortization expense is as follows:

Twelve months ending December 31,	Amortization expense
2026	$202,102
2027	202,102
2028	202,102
2029	202,102
2030	202,102
Thereafter	6,267,521
Total	$7,278,031